RELATED PARTIES - PDK Management LLC (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenue	$ 13,211	$ 15,665		$ 73,338	$ 96,706
Total costs and expenses	29,234	23,578		110,847	105,891
Related Party
Related Party Transaction [Line Items]
Revenue	1,200	1,100	$ 5,100		2,200
Total costs and expenses	1,200	$ 900	$ 3,900		2,000
Credit facility and other loans	$ 400			$ 200	$ 200